Intangible Assets and Contract Liabilities - Schedule of Intangible Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Intangible Assets
Intangibles assets, beginning balance	$ 75
Amortization for the period	(75)
Above market value of time charter | Vigdis Knutsen
Intangible Assets
Intangibles assets, beginning balance	75
Amortization for the period	$ (75)